Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 256,415	$ 382,436
Restricted cash	434	325
Prepaid expenses and other current assets	51,533	43,010
Total current assets	308,382	425,771
Non-current assets:
Property and equipment, net	34,637	35,209
Prepaid expenses and other non-current assets	136	2,176
Operating lease right-of-use assets, net	59,403	23,210
Long-term deposits	943	1,832
Deferred tax asset	2,597	2,076
Total assets	406,098	490,274
Current liabilities:
Accounts payable	661	531
Accrued expenses and other liabilities	31,388	40,797
Operating lease liabilities, current	5,491	5,038
Total current liabilities	37,540	46,366
Non-current liabilities:
Operating lease liabilities, non-current	46,967	19,218
Liability related to future royalties and sales milestones, net	140,778	125,900
Other long-term payables	295	116
Total liabilities	225,580	191,600
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	1,015,577	1,007,625
Accumulated other comprehensive loss	(33,794)	(38,898)
Accumulated deficit	(801,391)	(670,179)
Total shareholders' equity	180,518	298,674
Total liabilities and shareholders' equity	406,098	490,274
Ordinary shares
Shareholders' equity:
Share value	8	8
Deferred shares
Shareholders' equity:
Share value	0	0
Deferred B Shares
Shareholders' equity:
Share value	118	118
Deferred C Shares
Shareholders' equity:
Share value	$ 0	$ 0